Prepayments and Other Current Assets	12 Months Ended
Dec. 31, 2011
Prepayments And Other Current Assets (Abstract)
Prepayments and Other Current Assets
7.	Prepayments and Other Current Assets:

The amounts in the accompanying consolidated balance sheets are analyzed as follows:

	December 31,
	2010	2011
Insurance prepaid	386	745
VAT receivable	17,313	14,038
Receivables from storage facilities	-	2,459
Receivables from voyages	1,092	1,794
Other prepayments	7,359	12,537
Total	26,150	31,573